SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Expected option life (years)		22 days
Weighted Average Fair Value	$ 0.00	$ 0.05
Stock options [Member]
Statement [Line Items]
Risk-free Interest Rate	3.10%	2.49%
Expected Dividend Yield	0.00%	0.00%
Expected option life (years)	5 years	5 years
Expected Stock Price Volatility	61.10%	59.98%
Expected Forfeiture Rate	17.00%	20.00%
Weighted Average Fair Value	$ 0.60	$ 0.63